SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EAST WEST BANK EMPLOYEES 401(k) SAVINGS PLAN
EIN 95-2795851        Plan Number: 001    Form Number: 5500
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
*	Empower Guaranteed Income Fund	Fully benefit-responsive investment contract - 1,650,220 units at 2.25%	**	$56,557,625
	American Funds EuroPacific Growth Fund R-6	Mutual fund - 406,002 shares	**	24,595,612
	American Funds 2010 Target Date Retirement Fund R-6	Mutual fund - 2,222 shares	**	27,269
	American Funds 2015 Target Date Retirement Fund R-6	Mutual fund - 132,401 shares	**	1,705,326
	American Funds 2020 Target Date Retirement Fund R-6	Mutual fund - 366,392 shares	**	5,213,763
	American Funds 2025 Target Date Retirement Fund R-6	Mutual fund - 1,431,734 shares	**	23,136,827
	American Funds 2030 Target Date Retirement Fund R-6	Mutual fund - 885,138 shares	**	16,614,044
	American Funds 2035 Target Date Retirement Fund R-6	Mutual fund - 1,170,244 shares	**	24,575,133
	American Funds 2040 Target Date Retirement Fund R-6	Mutual fund - 1,143,297 shares	**	26,455,894
	American Funds 2045 Target Date Retirement Fund R-6	Mutual fund - 886,199 shares	**	21,330,802
	American Funds 2050 Target Date Retirement Fund R-6	Mutual fund - 1,237,213 shares	**	29,371,444
	American Funds 2055 Target Date Retirement Fund R-6	Mutual fund - 499,691 shares	**	15,060,673
	American Funds 2060 Target Date Retirement Fund R-6	Mutual fund - 270,811 shares	**	5,557,037
	American Funds 2065 Target Date Retirement Fund R-6	Mutual fund - 84,260 shares	**	1,700,362
	American Funds Washington Mutual Investors Fund R-6	Mutual fund - 400,139 shares	**	26,105,043
	DFA U.S. Targeted Value Portfolio	Mutual fund - 145,786 shares	**	5,391,153
	Dodge & Cox Funds Income Fund	Mutual fund - 456,767 shares	**	5,874,023
	Franklin Small Cap Growth Fund R6	Mutual fund - 450,240 shares	**	12,417,618
	MFS Value Fund R4	Mutual fund - 156,593 shares	**	7,820,245
	MFS Total Return Fund R4	Mutual fund - 724,777 shares	**	13,973,699
	MFS Growth Fund R6	Mutual fund - 416,937 shares	**	82,945,374
	MFS Mid Cap Value Fund R6	Mutual fund - 390,339 shares	**	12,198,097
	Metropolitan West Total Return Bond Fund Plan	Mutual fund - 1,407,190 shares	**	12,101,838
	T. Rowe Price Mid-Cap Growth Fund I	Mutual fund - 161,571 shares	**	15,767,694
	Vanguard Institutional Index Fund Institutional	Mutual fund - 242,995 shares	**	134,152,746
	Vanguard Small-Cap Index Fund Institutional	Mutual fund - 167,060 shares	**	20,645,312
	Vanguard Mid-Cap Index Fund Institutional	Mutual fund - 354,625 shares	**	28,150,144
	Vanguard Total Bond Market Index Fund Institutional Shares	Mutual fund - 393,053 shares	**	3,840,132
	Vanguard Total International Stock Index Fund Institutional	Mutual fund - 43,714 shares	**	7,085,548
*	East West Bancorp, Inc.	Common stock - 733,646 shares	**	82,454,473
	Total investments			722,824,950
*	Loans to participants	Participant loans (interest rates of 4.25% to 9.50% collateralized by participants’ account balances)	**	5,162,258
	Total assets			$727,987,208

*	Party-in-interest, as defined by ERISA.
**	The cost of participant-directed investments is not required to be disclosed.